Financial risk management - Foreign Exchange Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management
Trade accounts receivable	$ 177,231	$ 173,204
Total assets	5,489,565	5,735,406
Loans and financing	1,508,557	1,424,867	$ 1,447,299
Trade payables	414,080	387,225
Lease liabilities.	34,384
Total liabilities	2,969,504	2,833,605
Foreign currencies
Financial risk management
Cash, cash equivalents and financial investments	350,772	320,069
Derivative financial instruments	19,524	11,205
Trade accounts receivable	27,005	39,000
Total assets	397,301	370,274
Loans and financing	119,095	123,471
Derivative financial instruments	21,818	14,222
Trade payables	323	4,689
Lease liabilities.	22,020
Total liabilities	163,256	142,382
Net assets	$ 234,045	$ 227,892